Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	LATTICE STRATEGIES TRUST
Entity Central Index Key	0001605803
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 08, 2021
Document Effective Date	Mar. 08, 2021
Prospectus Date	Mar. 08, 2021
Hartford Longevity Economy ETF | Hartford Longevity Economy ETF
Prospectus:
Trading Symbol	HLGE